Share-Based Payments - Board's Holding of Share Awards 2020 (Details) - Board LTIP 2020 - EquityInstruments	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payments
Beginning balance	29,928	31,371
Change	(29,928)	0
End balance	0	29,928
Elmar Schnee
Share-Based Payments
Beginning balance	14,063	14,063
Change	(14,063)	0
End balance	0	14,063
Hilde Furberg
Share-Based Payments
Beginning balance	4,327	4,327
Change	(4,327)	0
End balance	0	4,327
Lennart Hansson
Share-Based Payments
Beginning balance	4,327	4,327
Change	(4,327)	(1,443)
End balance	0	4,327
Diane Parks
Share-Based Payments
Beginning balance	2,884	4,327
Change	(2,884)	0
End balance	0	2,884
Molly Henderson
Share-Based Payments
Beginning balance	4,327	4,327
Change	(4,327)	0
End balance	0	4,327